Intangible assets and goodwill	12 Months Ended
Oct. 31, 2023
Intangible assets and goodwill.
Intangible assets and goodwill

8. Intangible assets and goodwill

	Software	Licenses	Brand Name	Goodwill	Total
Cost	$	$	$	$	$
Opening balance, November 1, 2021	9,463	44,762	21,075	79,946	155,246
Additions and reclasses	905	-	308	83	1,296
Additions from business combinations	338	20	10,047	43,967	54,372
Impairment loss	(89)	-	(1,365)	(45,077)	(46,531)
Foreign currency translation	42	-	2,508	4,500	7,050
Balance, October 31, 2022	10,659	44,782	32,573	83,419	171,433

Additions	273	-	22	-	295
Additions from business combinations (Note 5)	-	1,487	-	3,416	4,903
Impairment Loss			(23,257)	(10,292)	(33,549)
Foreign currency translation	378	-	(390)	(340)	(352)
Balance, October 31, 2023	11,310	46,269	8,948	76,203	142,730

Accumulated depreciation
Opening balance, November 1, 2021	1,776	11,189	-	-	12,965
Amortization	2,412	10,672	-	-	13,084
Foreign currency translation	(106)	-	-	-	(106)
Balance, October 31, 2022	4,082	21,861	-	-	25,943

Amortization	2,131	11,093	-	-	13,224
Foreign currency translation	78	-	-	-	78
Balance, October 31, 2023	6,291	32,954	-	-	39,245

Balance, October 31, 2022	6,577	22,921	32,573	83,419	145,490
Balance, October 31, 2023	5,019	13,315	8,948	76,203	103,485

The carrying values of goodwill are tested for impairment annually. During the year the Company completed its annual impairment tests as of August 1, 2023, which was previously tested as of August 1, 2022, and has included a summary of key inputs below for each CGU to which goodwill has been allocated. Management performs a review of impairment indicators as of October 31, 2023, to determine if additional testing is required, no such indicators were present at year end.

For all impairment tests performed for the year ended October 31, 2023, the Company completed the testing using the FVLCD. The fair value calculation requires level 3 inputs such as forecasted future cashflows of the Company’s cash generating units (“CGU”) over a period of five years, growth rate percentages and terminal growth rates.

Goodwill

The Company completed impairment testing over the group of CGUs to which goodwill had been allocated. Goodwill arising from business combinations is allocated either to the bricks and mortar retail locations (CGUs) or to e-commerce retail subsidiaries (CGUs), as each group of CGUs benefit from synergies created through these business combinations based on whether they are retail locations or e-commerce platforms.

Included in the CGU group for bricks and mortar are all retail locations in addition to the acquisitions of Jimmy. Total goodwill allocated to this group of CGUs for the year ended October 31, 2023 is $58,239 (October 31, 2022: $54,882)

Included in the CGU group for e-commerce are all of the e-commerce subsidiaries. With the reduction caused by the impairment, the goodwill remaining that is allocated to this group of CGUs for the year ended October 31, 2023 is $17,905 (October 31, 2022: $28,537).

Bricks & mortar retail

The recoverable amount of the group of CGUs included in bricks and mortar retail, was determined based on a FVLCD model. The model was built using 5-year cash flows projections expected to be generated based on historical performance, financial forecasts, and growth expectations. For the first year, revenues were forecasted based on actual operating results as well as industry and market trends. Revenue for years after the first year are forecasted at a growth rate of 2%; Cash flows beyond 5 years used a terminal growth rate of 2%; and Cash flows were discounted at an after-tax discount rate range of 14% based on a market participant weighted average cost of capital.

As a result of the impairment test performed, the recoverable amount was determined to be higher than the carrying value of the group of CGUs, which did not result in an impairment (2022 - $nil).

E-commerce retail

The recoverable amount of the e-commerce aggregate group of CGUs was determined based on a FVLCD model. The recoverable amount of the e-commerce aggregated group of CGU’s was determined using 5-year cash flows projections expected to be generated based on historical performance, financial forecasts, and growth expectations. For the first year, revenues were forecasted based on actual operating results as well as industry and market trends. Revenue for the years after the first year are forecasted at a growth rate of 2%. Cash flows beyond 5 years used a terminal growth rate of 2%; and Cash flows were discounted at an after-tax discount rate of 15% based on a market participant weighted average cost of capital.

As a result of the impairment test performed, the recoverable amount was determined to be less than the carrying value of the group of CGUs, which resulted in an impairment of $10,292 (2022 - $45,077). The most sensitive inputs to the fair value model are the revenue growth rate and discount rate.

Indefinite life intangible assets

The Company performed impairment testing over indefinite life intangible which consists of brand intangibles for it’s e-commerce entities. The recoverable amount was determined based on a revenue royalty rate model. Revenues and discount rate used in the models were based on the same assumptions noted above for the ecommerce retail CGU by entity and royalty rates ranging from 0.6% - 5.8%.

	Impairment loss
Brands	2023	2022
	$	$
Blessed CBD	2,772	-
Daily High Club	33	564
DankStop	769	-
FABCBD	7,257	331
GC	749	470
Nuleaf	8,796	-
Smoke Cartel	2,881	-
Total	23,257	1,365

Finite life intangible assets

For the year-ended October 31, 2023, the Company performed indicator assessments over CGUs with property and equipment, right-of-use assets, and finite intangible assets, over all retail locations (CGUs).

The Company did not identify any indicator of potential impairment for retail location CGUs.